SUBSEQUENT EVENT	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
SUBSEQUENT EVENT

Note 17—Subsequent events

Subsequent events have been evaluated through August 19, 2022.

On August 4, 2022, FOUN and ACM ARRT F LLC (“ACM Seller”, together with such other parties to which obligations of ACM Seller were novated, the “FPA Sellers”) entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, FPA Sellers intended, but were not obligated, to purchase Class A ordinary shares, par value $0.0001 per share, of FOUN (the “Shares”) after the date of the Forward Purchase Agreement from holders of Shares (other than FOUN or affiliates of FOUN) who have elected to redeem Shares (such purchased Shares, the “Recycled Shares”) pursuant to redemption rights set forth in FOUN’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Mergers (such holders, “Redeeming Holders”). The aggregate total Subject Shares (as defined in the Forward Purchase Agreement) will be 15 million shares (the “Maximum Number of Shares”). In addition, FPA Sellers have agreed to purchase one million shares from Redeeming Holders (the “Separate Shares”). FPA Sellers may not beneficially own greater than 9.9% of the Shares on a post-Mergers pro forma basis. Pursuant to the terms of the Forward Purchase Agreement, FPA Sellers purchased approximately 7.1 million Shares, including the Subject Shares and the Separate Shares, prior to the closing of the Mergers.

On August 15, 2022, the Company consummated the transaction pursuant to the Merger Agreement dated December 15, 2021 with Founder SPAC (“FOUN”), a Special Purpose Acquisition Company (the “Mergers”). Pursuant to the Merger Agreement, the newly-formed Ravenclaw Merger Sub LLC (“Merger Sub”), as a wholly-owned subsidiary of FOUN, merged with and into Rubicon, with Rubicon surviving as a wholly-owned subsidiary of FOUN (“New Rubicon”). Upon closing, FOUN changed its name to Rubicon Technologies, Inc. (“RBT”), and listed its Domestication Class A Common Stock on the New York Stock Exchange with trading symbol “RBT”.

The Mergers will be accounted for as a reverse recapitalization. The Company was deemed the accounting acquirer with Rubicon Technologies, Inc. as the successor registrant. As such, FOUN will be treated as the acquired company for financial reporting purposes, and financial statements for periods prior to the Mergers will be those of the Company.

Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.
Subsequent event

Note 17—Subsequent events

Subsequent events have been evaluated through August 19, 2022.

On August 4, 2022, FOUN and ACM ARRT F LLC (“ACM Seller”, together with such other parties to which obligations of ACM Seller were novated, the “FPA Sellers”) entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, FPA Sellers intended, but were not obligated, to purchase Class A ordinary shares, par value $0.0001 per share, of FOUN (the “Shares”) after the date of the Forward Purchase Agreement from holders of Shares (other than FOUN or affiliates of FOUN) who have elected to redeem Shares (such purchased Shares, the “Recycled Shares”) pursuant to redemption rights set forth in FOUN’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Mergers (such holders, “Redeeming Holders”). The aggregate total Subject Shares (as defined in the Forward Purchase Agreement) will be 15 million shares (the “Maximum Number of Shares”). In addition, FPA Sellers have agreed to purchase one million shares from Redeeming Holders (the “Separate Shares”). FPA Sellers may not beneficially own greater than 9.9% of the Shares on a post-Mergers pro forma basis. Pursuant to the terms of the Forward Purchase Agreement, FPA Sellers purchased approximately 7.1 million Shares, including the Subject Shares and the Separate Shares, prior to the closing of the Mergers.

On August 15, 2022, the Company consummated the transaction pursuant to the Merger Agreement dated December 15, 2021 with Founder SPAC (“FOUN”), a Special Purpose Acquisition Company (the “Mergers”). Pursuant to the Merger Agreement, the newly-formed Ravenclaw Merger Sub LLC (“Merger Sub”), as a wholly-owned subsidiary of FOUN, merged with and into Rubicon, with Rubicon surviving as a wholly-owned subsidiary of FOUN (“New Rubicon”). Upon closing, FOUN changed its name to Rubicon Technologies, Inc. (“RBT”), and listed its Domestication Class A Common Stock on the New York Stock Exchange with trading symbol “RBT”.

The Mergers will be accounted for as a reverse recapitalization. The Company was deemed the accounting acquirer with Rubicon Technologies, Inc. as the successor registrant. As such, FOUN will be treated as the acquired company for financial reporting purposes, and financial statements for periods prior to the Mergers will be those of the Company.

Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.
Founder Spac [Member]
SUBSEQUENT EVENT

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

On August 2, 2022, the Company held an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the Company’s shareholders approved the proposals (collectively, the “Proposals”) including a proposal to approve by ordinary resolution the business combination between Founder and Rubicon (the “Business Combination” and such proposal, the “Business Combination Proposal”).

On August 4, 2022, Founder SPAC (the “FOUN”) and ACM ARRT F LLC, a Delaware limited liability company (“Seller”), entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to purchase (a) Class A ordinary shares, par value $0.0001 per share, of FOUN (the “Shares”) after the date of the Forward Purchase Agreement from holders of Shares (other than FOUN or affiliates of FOUN) who have elected to redeem Shares (such purchased Shares, the “Recycled Shares”) pursuant to the redemption rights set forth in FOUN’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Business Combination (such holders, “Redeeming Holders”) and (b) Shares in an issuance from FOUN at a price per Share equal to the Per-Share Redemption Price (as set forth in Section 1.1 of the Governing Documents) (such Shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). In addition, Seller has agreed to purchase 1,000,000 Shares from Redeeming Holders (the “Separate Shares”). The aggregate total Subject Shares will be 15,000,000 (the “Maximum Number of Shares”). Seller also may not beneficially own greater than 9.9% of the Shares on a post-combination pro forma basis. Seller has agreed to waive any redemption rights with respect to any Subject Shares and Separate Shares in connection with the Business Combination. Such waiver may reduce the number of Shares redeemed in connection with the Business Combination, which reduction could alter the perception of the potential strength of the Business Combination.

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent event

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

On August 2, 2022, the Company held an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the Company’s shareholders approved the proposals (collectively, the “Proposals”) including a proposal to approve by ordinary resolution the business combination between Founder and Rubicon (the “Business Combination” and such proposal, the “Business Combination Proposal”).

On August 4, 2022, Founder SPAC (the “FOUN”) and ACM ARRT F LLC, a Delaware limited liability company (“Seller”), entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to purchase (a) Class A ordinary shares, par value $0.0001 per share, of FOUN (the “Shares”) after the date of the Forward Purchase Agreement from holders of Shares (other than FOUN or affiliates of FOUN) who have elected to redeem Shares (such purchased Shares, the “Recycled Shares”) pursuant to the redemption rights set forth in FOUN’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Business Combination (such holders, “Redeeming Holders”) and (b) Shares in an issuance from FOUN at a price per Share equal to the Per-Share Redemption Price (as set forth in Section 1.1 of the Governing Documents) (such Shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). In addition, Seller has agreed to purchase 1,000,000 Shares from Redeeming Holders (the “Separate Shares”). The aggregate total Subject Shares will be 15,000,000 (the “Maximum Number of Shares”). Seller also may not beneficially own greater than 9.9% of the Shares on a post-combination pro forma basis. Seller has agreed to waive any redemption rights with respect to any Subject Shares and Separate Shares in connection with the Business Combination. Such waiver may reduce the number of Shares redeemed in connection with the Business Combination, which reduction could alter the perception of the potential strength of the Business Combination.

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.